Investments accounted for using equity method - Summarized Financial Information for Investment in Material Associates (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of associates [line items]
Other comprehensive income (loss), net of income tax	$ 184,329	$ 5,998	$ 84,203	$ 115,308
Total comprehensive income (loss) for the year	3,624,026	$ 117,931	5,021,470	2,494,286
Individually Immaterial Associates [member]
Disclosure of associates [line items]
(Loss) profit for the year from continuing operations	453,715		625,733	(147,329)
Other comprehensive income (loss), net of income tax	(28,254)		28,843	23,143
Total comprehensive income (loss) for the year	$ 425,461		$ 654,576	$ (124,186)